Securities purchased under agreements to resell (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Securities Purchased Under Agreements To Resell [Line Items]
Repledged	$ 274,829	$ 171,833
Not repledged	8,608	11,495
Total	$ 283,437	$ 183,328